Contingent liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Contingent Liabilities

	2024	2023
	US$M	US$M
Associates and joint ventures 1	1,492	1,094
Subsidiaries and joint operations 1	859	1,184

Total	2,351	2,278

1
There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.